Investment Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Investment Securities [Abstract]
Investment Securities

Note 10: Investment Securities

The majority of the Company's investment securities are a component of settlement assets and represent the investment of funds received by the Company from the sale of payment instruments (official checks and financial institution money orders) by authorized agents. As of September 30, 2011, the Company's investment securities included in current settlement assets primarily consist of municipal obligations. As of December 31, 2010, the Company's investment securities included in current settlement assets largely consisted of corporate bonds. As of September 30, 2011 and December 31, 2010, the Company's long-term settlement assets were primarily comprised of student loan auction rate securities ("SLARS") and corporate bonds. Realized gains and losses and other-than-temporary impairments ("OTTI") on investments classified as settlement assets are recorded in the "Product sales and other" line item of the Consolidated Statements of Operations. The Company carried other investments, primarily cost method investments, which are included in the "Other current assets" and "Other long-term assets" line items of the Consolidated Balance Sheets and are discussed further below. Realized gains and losses on these investments are recorded in the "Other income (expense)" line item of the Consolidated Statements of Operations described in Note 2.

The principal components of the Company's investment securities are as follows:

(in millions)	Cost(a)	Gross Unrealized Gain	Gross Unrealized (Loss) excluding OTTI(b)	OTTI Recognized in OCI(b)/(c)	Fair Value(d)
As of September 30, 2011
Student loan auction rate securities	$184.3	$1.3	$(5.1)	$—	$180.5
Corporate bonds	20.6	—	(0.4)	—	20.2
State and municipal obligations	91.3	—	—	—	91.3
U.S. Government guaranteed agency securities	10.0	—	—	—	10.0
Other	0.1	0.5	—	—	0.6

Total available-for-sale securities	306.3	1.8	(5.5)	—	302.6

Cost method investments	23.9	—	—	—	23.9

Totals	$330.2	$1.8	$(5.5)	$—	$326.5

As of December 31, 2010
Student loan auction rate securities	$341.1	$—	$—	$—	$341.1
Corporate bonds	63.0	0.1	(0.1)	—	63.0
State and municipal obligations(e)	0.5	—	—	—	0.5
Other	0.1	0.1	—	—	0.2

Total available-for-sale securities	404.7	0.2	(0.1)	—	404.8

Cost method investments	24.5	—	—	—	24.5

Totals	$429.2	$0.2	$(0.1)	$—	$429.3

(a)	Represents amortized cost for debt securities.
(b)	"OTTI" refers to other-than-temporary impairments.
(c)	For debt securities, represents the fair value adjustment excluding that attributable to credit losses.
(d)	Represents cost for cost method investments.
(e)	State and municipal obligations have been reclassed from "Other" to conform to current year presentation.

The following table presents the gross unrealized losses and fair value of the Company's investments with unrealized losses, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position:

(in millions)	Less than 12 months		More than 12 months		Total Fair Value	Total Unrealized Losses
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
As of September 30, 2011
Student loan auction rate securities	$123.2	$(5.1)	$—	$—	$123.2	$(5.1)
Corporate bonds	$20.2	$(0.4)	$—	$—	$20.2	$(0.4)

As of December 31, 2010
Corporate bonds	$45.8	$(0.1)	$—	$—	$45.8	$(0.1)

Management believes the unrealized losses as of September 30, 2011 were largely attributable to a temporary fluctuation in bond prices.

All of the above investments, with the exception of cost method investments, were classified as available-for-sale. The Company uses specific identification to determine the cost of a security sold and the amount of gains and losses reclassified out of other comprehensive income ("OCI") into the Consolidated Statements of Operations. Unrealized gains and losses on investments carried at fair value are included as a separate component of OCI, net of any related tax effects.

The following table presents additional information regarding available-for-sale securities:

	Three months ended September 30,		Nine months ended September 30,
(in millions)	2011	2010	2011	2010
Proceeds from sales(a)	$79.2	$113.0	$261.1	$134.3
Gross realized gains included in earnings as a result of sales(a)	1.9	1.2	2.9	6.2
Gross realized (losses) included in earnings as a result of sales(a)	(0.1)	(3.3)	(2.8)	(3.3)
Gross realized (losses) included in earnings as a result of impairment	(0.1)	—	(0.1)	(0.3)
Net unrealized (losses) or gains included in OCI, net of tax	(1.9)	6.6	(2.4)	12.4
Net gains reclassified out of OCI into earnings, net of tax	1.1	2.4	—	2.2

(a)	Includes activity resulting from sales, redemptions, liquidations and related matters. Gains and losses are recorded in the "Product sales and other" or "Other income (expense)" line items of the Consolidated Statements of Operations.

The following table presents maturity information for the Company's investments in debt securities as of September 30, 2011:

(in millions)	Fair Value
Due within one year	$89.4
Due after one year through five years	32.1
Due after five years through 10 years	28.9
Due after 10 years	151.6

Total debt securities	$302.0

The Company also maintained investments in non-marketable securities, held for strategic purposes (collectively referred to as "cost method investments") which are carried at cost and included in "Other long-term assets" in the Company's Consolidated Balance Sheets. These investments are evaluated for impairment upon an indicator of impairment such as events or changes in circumstances that may have a significant adverse effect on the fair value of the investment. As of September 30, 2011, there were no indicators of impairment. Where there are no indicators of impairment present, the Company estimates the fair value for the cost method investments only if it is practicable to do so. As of September 30, 2011, it was deemed impracticable to estimate the fair value on $18.6 million of cost method assets due to the lack of sufficient data upon which to develop a valuation model and the costs of obtaining an independent valuation in relation to the size of the investments.

Note 5: Investment Securities

The majority of the Company's investment securities are a component of the Company's settlement assets and represent the investment of funds received by FDC from the sale of payment instruments (official checks and financial institution money orders) by authorized agents. The Company's investment securities included in current settlement assets primarily consists of money market funds, discounted commercial paper, time deposits and corporate bonds. The Company's long-term settlement assets are comprised of student loan auction rate securities ("SLARS") and corporate bonds. Realized gains and losses and other-than-temporary impairments ("OTTI") on investments classified as settlement assets are recorded in the "Product sales and other" line item of the Consolidated Statements of Operations. The Company carried other investments including equity securities and shares of a money market fund which are carried at fair value and included in the "Other current assets" and "Other long-term assets" line items of the Consolidated Balance Sheets. Realized gains and losses on these investments are recorded in the "Other income (expense)" line item of the Consolidated Statements of Operations described in Note 9.

The principal components of the Company's investment securities are as follows (in millions):

	Cost(a)	Gross Unrealized Gain	Gross Unrealized (Loss) excluding OTTI(b)	OTTI Recognized in OCI (b)(c)	Fair Value(d)
As of December 31, 2010
Student loan auction rate securities	$341.1	—	—	$—	$341.1
Corporate bonds	63.0	$0.1	$(0.1)	—	63.0
Other securities:
Cost method investments	24.5	—	—	—	24.5
Other	0.6	0.1	—	—	0.7

Total other	25.1	0.1	—	—	25.2

Totals	$429.2	$0.2	$(0.1)	$—	$429.3

As of December 31, 2009
Student loan auction rate securities	$494.4	—	$(29.8)	$(14.9)	$449.7
Corporate bonds	270.7	$0.7	—	—	271.4
Other securities:
Cost method investments	25.1	—	—	—	25.1
Other	15.8	0.2	—	—	16.0

Total other	40.9	0.2	—	—	41.1

Totals	$806.0	$0.9	$(29.8)	$(14.9)	$762.2

(a)	Represents amortized cost for debt securities.
(b)	"OTTI" refers to other-than-temporary impairments.
(c)	Represents the fair value adjustment for debt securities excluding that attributable to credit losses.
(d)	Represents cost for cost method investments.

The following table presents the gross unrealized losses and fair value of the Company's investments with unrealized losses, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position (in millions):

As of December 31, 2010	Less than 12 months		More than 12 months		Total Fair Value	Total Unrealized Losses
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds	$45.8	$(0.1)	—	—	$45.8	$(0.1)

	Less than 12 months		More than 12 months		Total Fair Value	Total Unrealized Losses
As of December 31, 2009	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Student loan auction rate securities	—	—	$449.7	$(44.7)	$449.7	$(44.7)

Prior to the fourth quarter of 2010, the Company did not intend to sell the remainder of the SLARS and did not consider it more likely than not that it would be required to sell the SLARS before the recovery of the amortized cost basis and accordingly no significant OTTI losses had been recorded in earnings. This determination was based on management's expectations as to when certain related settlement liabilities would need to be funded and the Company's ability to use its revolving credit facility in the event the settlement liabilities need to be funded before the SLARS became liquid. However, during the fourth quarter of 2010, several events occurred which have impacted management's expectations. Compliance with new state laws and regulations will restrict the Company's ability to hold the SLARS for an extended period. Additionally, although the Company's revolving credit facility remains available, management is no longer certain it will utilize it in order to avoid selling the SLARS at their current fair value. Due to the combination of the cumulative effect of the new and existing state laws and regulations noted above as well as the Company's changing views of its use of capital, the Company can no longer assert that it will not more likely than not be required to sell the SLARS prior to the recovery of their fair value to their amortized cost. Accordingly, an other-than-temporary impairment of $27.9 million was recognized during the fourth quarter of 2010 in addition to an other-than-temporary impairment of $0.3 million recognized during the first quarter of 2010.

During the third quarter of 2010, the Company received proceeds of $85.3 million for its entire holdings in the NextStudent SLARS as a result of the liquidation through public sale of the underlying collateral of the securities. The Company realized a loss of $2.8 million on the liquidation.

On January 28, 2011, the Company sold approximately $123 million of its holdings in SLARS resulting in a net realized loss of $2.6 million.

All of the above investments, with the exception of cost method investments, were classified as available-for-sale. The Company uses specific identification to determine the cost of a security sold and the amount of gains and losses reclassified out of other comprehensive income ("OCI") into the Consolidated Statements of Operations. Unrealized gains and losses on investments carried at fair value are included as a separate component of OCI, net of any related tax effects.

The following table presents additional information regarding available-for-sale securities (in millions):

	Year ended December 31,
	2010	2009	2008
Proceeds from sales(a)	$138.1	$56.0	$455.4
Gross realized gains included in earnings as a result of sales(a)	6.2	0.1	—
Gross realized (losses) included in earnings as a result of sales(a)	(3.3)	(0.7)	(0.6)
Impairments included in earnings(b)	(28.2)	—	(63.3)
Net unrealized gains or (losses) included in OCI, net of tax	7.7	10.6	(48.7)
Net gains or (losses) reclassified out of OCI into earnings, net of tax	(19.8)	(0.3)	(37.5)

(a)	Includes activity resulting from sales, redemptions, liquidations and related matters. Gains and losses are recorded in the "Product sales and other" or "Other income (expense)" line items of the Consolidated Statements of Operations.
(b)	In 2009, in accordance with new accounting guidance, the Company recognized a cumulative effect adjustment increasing the opening balance of retained earnings effectively reversing $43.3 million of impairments recognized in 2008.

The following table presents maturity information for the Company's investments in debt securities as of December 31, 2010 (in millions):

Fair Value
Due within one year	$39.7
Due after one year through five years	23.8
Due after five years through 10 years	29.4
Due after 10 years	311.7

Total debt securities	$404.6

The Company also maintained investments in non-marketable securities, held for strategic purposes (collectively referred to as "cost method investments") which are carried at cost and included in "Other long-term assets" in the Company's Consolidated Balance Sheets. These investments are evaluated for impairment upon an indicator of impairment such as events or changes in circumstances that may have a significant adverse effect on the fair value of the investment. As of December 31, 2010 there were no indicators of impairment. Where there are no indicators of impairment present, the Company estimates the fair value for the cost method investments only if it is practicable to do so. As of December 31, 2010, it was deemed impracticable to estimate the fair value on $19.1 million of cost method assets due to the lack of sufficient data upon which to develop a valuation model and the costs of obtaining an independent valuation in relation to the size of the investments. Realized pretax gains and losses associated with these investments are recognized in the "Other income (expense)" line item of the Consolidated Statements of Operations described in Note 9.